Label	Element	Value
SA Invesco Main Street Large Cap Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PORTFOLIO SUMMARY: SA JPMORGAN LARGE CAP CORE PORTFOLIO(FORMERLY, SA INVESCO MAIN STREET LARGE CAP PORTFOLIO)
Objective [Heading]	rr_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Portfolio’s investment goal is long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Portfolio
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Portfolio. The table and the example below do not reflect the separate account fees charged in the variable annuity or variable life insurance policy (“Variable Contracts”) in which the Portfolio is offered. If separate account fees were shown, the Portfolio’s annual operating expenses would be higher. Please see your Variable Contract prospectus for more details on the separate account fees.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2025
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance.
During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 62% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem or hold all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same and that all contractual expense limitations and fee waivers remain in effect only for year one. The Example does not reflect charges imposed by the Variable Contract. If the Variable Contract fees were reflected, the expenses would be higher. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Portfolio attempts to achieve its goal by investing, under normal circumstances, at least 80% of its net assets in large capitalization companies. Large capitalization companies are those with market capitalizations similar to companies in the Russell 1000® Index (the “Index”). As of February 28, 2023, the median market capitalization of a company in the Index was approximately $12.653 billion and the dollar-weighted average market capitalization of the companies in the Index was approximately $421.385 billion. The Portfolio intends to invest in equity investments selected for their potential to achieve capital appreciation over the long-term. The Portfolio generally invests in common stocks of U.S. companies and may invest in companies of any market capitalization range.
The Portfolio focuses on those equity securities that it considers attractively valued and seeks to outperform its benchmark through superior stock selection. By emphasizing attractively valued equity securities, the Portfolio seeks to produce returns that exceed those of its benchmark. The Portfolio may also invest in equity securities that the subadviser believes have above-average growth potential.
In managing the Portfolio, the subadviser employs a three-step process that combines research, valuation and stock selection. The subadviser takes an in‑depth look at company prospects, which is designed to provide insight into a company’s real growth potential. The research findings allow the subadviser to rank the companies in each sector group according to their relative value. As part of its investment process, the subadviser seeks to assess the impact of environmental, social and governance (ESG) factors on many issuers in the universe in which the Portfolio invests. The subadviser’s assessment is based on an analysis of key opportunities and risks across industries to seek to identify financially material issues with respect to the Portfolio’s investments in securities and ascertain key issues that merit engagement with issuers. These assessments may not be conclusive and securities of issuers may be purchased and retained by the Portfolio for reasons other than material ESG factors while the Portfolio may divest or not invest in securities of issuers that may be positively impacted by such factors.
On behalf of the Portfolio, the subadviser then buys and sells equity securities, using the research and valuation rankings as a basis. In general, the subadviser buys equity securities that are identified as attractively valued and considers selling them when they appear to be overvalued. Along with attractive valuation, the subadviser often considers a number of other criteria:
•	catalysts that could trigger a rise in a stock’s price;
•	high potential reward compared to potential risk; and
•	temporary mispricings caused by apparent market over-reactions.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Portfolio
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the S&P 500® Index and the Russell 1000® Index. Effective July 5, 2023, the S&P 500® Index replaced the Russell 1000® Index as the performance benchmark against which the Portfolio measures its performance. Portfolio management believes that the S&P 500® Index is more representative of the securities in which the Portfolio invests. The Portfolio’s returns prior to July 5, 2023, as reflected in the bar chart and table, are the returns of the Portfolio when it followed different investment strategies under the name “SA Invesco Main Street Large Cap Portfolio.” Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Effective July 5, 2023, J.P. Morgan Investment Management, Inc. (“JPMorgan”) assumed subadvisory duties of the Portfolio. From May 24, 2019 to July 4, 2023, Invesco Advisers, Inc. (“Invesco”) served as subadviser. Prior to May 24, 2019, OppenheimerFunds, Inc., which was acquired by Invesco, served as subadviser of the Portfolio.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from calendar year to calendar year and the table compares the Portfolio’s average annual returns to those of the S&P 500® Index and the Russell 1000® Index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	(Class 1 Shares)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart:

Highest Quarterly Return:	June 30, 2020	18.12%
Lowest Quarterly Return:	March 31, 2020	-20.48%
Year to Date Most Recent Quarter:	June 30, 2023	17.43%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2022)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective July 5, 2023, the S&P 500® Index replaced the Russell 1000® Index as the performance benchmark against which the Portfolio measuresits performance. Portfolio management believes that the S&P 500® Index is more representative of the securities in which the Portfolio invests.
SA Invesco Main Street Large Cap Portfolio | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	If the value of the assets of the Portfolio goes down, you could lose money.
SA Invesco Main Street Large Cap Portfolio | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Shares of the Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation.
SA Invesco Main Street Large Cap Portfolio | Equity Securities Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day‑to‑day and may decline significantly.

SA Invesco Main Street Large Cap Portfolio | Large Cap Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Large‑Cap Companies Risk. Large‑cap companies tend to be less volatile than companies with smaller market capitalizations. In exchange for this potentially lower risk, the Portfolio’s value may not rise as much as the value of portfolios that emphasize smaller companies. Larger, more established companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rate of successful smaller companies, particularly during extended periods of economic expansion.

SA Invesco Main Street Large Cap Portfolio | Mid Cap Companies Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Mid‑Cap Companies Risk. Securities of mid‑cap companies are usually more volatile and entail greater risks than securities of large companies.
SA Invesco Main Street Large Cap Portfolio | Value Investing Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Value Investing Risk. The subadviser’s judgment that a particular security is undervalued in relation to the company’s fundamental economic value may prove incorrect.
SA Invesco Main Street Large Cap Portfolio | Growth Stock Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Growth Stock Risk. Growth stocks may lack the dividend yield associated with value stocks that can cushion total return in a bear market. Also, growth stocks normally carry a higher price/earnings ratio than many other stocks. Consequently, if earnings expectations are not met, the market price of growth stocks will often decline more than other stocks.

SA Invesco Main Street Large Cap Portfolio | Sector or Industry Focus Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Sector or Industry Focus Risk. To the extent the Portfolio invests a significant portion of its assets in one or more sectors or industries at a time, the Portfolio will face a greater risk of loss due to factors affecting sectors or industries than if the Portfolio always maintained wide diversity among the sectors and industries in which it invests.

SA Invesco Main Street Large Cap Portfolio | Issuer Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Issuer Risk. The value of a security may decline for a number of reasons directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods and services.

SA Invesco Main Street Large Cap Portfolio | Market Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Market Risk. The Portfolio’s share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments in the United States or abroad, changes in investor psychology, or heavy institutional selling and other conditions or events (including, for example, military confrontations, war, terrorism, sanctions, disease/virus, outbreaks and epidemics). In addition, the subadviser’s assessment of securities held in the Portfolio may prove incorrect, resulting in losses or poor performance even in a rising market.
The coronavirus (COVID‑19) pandemic and the related governmental and public responses have had and may continue to have an impact on the Portfolio’s investments and net asset value and have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market. Preventative or protective actions that governments may take in respect of pandemic or epidemic diseases may result in periods of business disruption, business closures, inability to obtain raw materials, supplies and component parts, and reduced or disrupted operations for the issuers in which the Portfolio invests. Government intervention in markets may impact interest rates, market volatility and security pricing. The occurrence, reoccurrence and pendency of such diseases could adversely affect the economies (including through changes in business activity and increased unemployment) and financial markets either in specific countries or worldwide.

SA Invesco Main Street Large Cap Portfolio | Management Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Management Risk. The Portfolio is subject to management risk because it is an actively-managed investment portfolio. The Portfolio’s portfolio managers apply investment techniques and risk analyses in making investment decisions, but there can be no guarantee that these decisions or the individual securities selected by the portfolio managers will produce the desired results.

SA Invesco Main Street Large Cap Portfolio | Affiliated Fund Rebalancing Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
Affiliated Fund Rebalancing Risk. The Portfolio may be an investment option for other mutual funds for which SunAmerica serves as investment adviser that are managed as “funds of funds.” From time to time, the Portfolio may experience relatively large redemptions or investments due to the rebalancing of a fund of funds. In the event of such redemptions or investments, the Portfolio could be required to sell securities or to invest cash at a time when it is not advantageous to do so.

SA Invesco Main Street Large Cap Portfolio | ESG Investment Risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock
ESG Investment Risk. The Portfolio’s adherence to its ESG criteria and application of related analyses when selecting investments may impact the Portfolio’s performance, including relative to similar funds that do not adhere to such criteria or apply such analyses. Additionally, the Portfolio’s adherence to its ESG criteria and application of related analyses in connection with identifying and selecting investments may require subjective analysis and may be more difficult if data about a particular company or market is limited, such as with respect to issuers in emerging markets countries. The Portfolio may invest in companies that do not reflect the beliefs and values of any particular investor. Socially responsible norms differ by country and region, and a company’s ESG practices or the subadviser’s assessment of such may change over time.

SA Invesco Main Street Large Cap Portfolio | Class 1
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.73%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Portfolio Operating Expenses Before Fee Waivers and/or Expense Reimbursements	rr_ExpensesOverAssets	0.78%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.07%	[1]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.71%	[1]
1 Year	rr_ExpenseExampleYear01	$ 73
3 Years	rr_ExpenseExampleYear03	242
5 Years	rr_ExpenseExampleYear05	426
10 Years	rr_ExpenseExampleYear10	960
1 Year	rr_ExpenseExampleNoRedemptionYear01	73
3 Years	rr_ExpenseExampleNoRedemptionYear03	242
5 Years	rr_ExpenseExampleNoRedemptionYear05	426
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 960
2013	rr_AnnualReturn2013	31.16%
2014	rr_AnnualReturn2014	10.46%
2015	rr_AnnualReturn2015	3.00%
2016	rr_AnnualReturn2016	11.64%
2017	rr_AnnualReturn2017	16.89%
2018	rr_AnnualReturn2018	(7.86%)
2019	rr_AnnualReturn2019	31.92%
2020	rr_AnnualReturn2020	13.38%
2021	rr_AnnualReturn2021	27.78%
2022	rr_AnnualReturn2022	(20.19%)
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date Most Recent Quarter:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	17.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest Quarterly Return:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.12%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest Quarterly Return:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.48%)
1 Year	rr_AverageAnnualReturnYear01	(20.19%)
5 Years	rr_AverageAnnualReturnYear05	7.04%
10 Years	rr_AverageAnnualReturnYear10	10.59%
SA Invesco Main Street Large Cap Portfolio | Class 2
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.73%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Portfolio Operating Expenses Before Fee Waivers and/or Expense Reimbursements	rr_ExpensesOverAssets	0.93%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.07%	[1]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.86%	[1]
1 Year	rr_ExpenseExampleYear01	$ 88
3 Years	rr_ExpenseExampleYear03	289
5 Years	rr_ExpenseExampleYear05	508
10 Years	rr_ExpenseExampleYear10	1,137
1 Year	rr_ExpenseExampleNoRedemptionYear01	88
3 Years	rr_ExpenseExampleNoRedemptionYear03	289
5 Years	rr_ExpenseExampleNoRedemptionYear05	508
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,137
1 Year	rr_AverageAnnualReturnYear01	(20.27%)
5 Years	rr_AverageAnnualReturnYear05	6.90%
10 Years	rr_AverageAnnualReturnYear10	10.43%
SA Invesco Main Street Large Cap Portfolio | Class 3
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.73%
Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.05%
Total Annual Portfolio Operating Expenses Before Fee Waivers and/or Expense Reimbursements	rr_ExpensesOverAssets	1.03%
Fee Waivers and/or Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	0.07%	[1]
Total Annual Portfolio Operating Expenses After Fee Waivers and/or Expense Reimbursements	rr_NetExpensesOverAssets	0.96%	[1]
1 Year	rr_ExpenseExampleYear01	$ 98
3 Years	rr_ExpenseExampleYear03	321
5 Years	rr_ExpenseExampleYear05	562
10 Years	rr_ExpenseExampleYear10	1,253
1 Year	rr_ExpenseExampleNoRedemptionYear01	98
3 Years	rr_ExpenseExampleNoRedemptionYear03	321
5 Years	rr_ExpenseExampleNoRedemptionYear05	562
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,253
1 Year	rr_AverageAnnualReturnYear01	(20.39%)
5 Years	rr_AverageAnnualReturnYear05	6.78%
10 Years	rr_AverageAnnualReturnYear10	10.32%
SA Invesco Main Street Large Cap Portfolio | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(18.11%)
5 Years	rr_AverageAnnualReturnYear05	9.42%
10 Years	rr_AverageAnnualReturnYear10	12.56%
SA Invesco Main Street Large Cap Portfolio | Russell 1000® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(19.13%)
5 Years	rr_AverageAnnualReturnYear05	9.13%
10 Years	rr_AverageAnnualReturnYear10	12.37%

[1]
Pursuant to an Advisory Fee Waiver Agreement, effective through April 30, 2025, SunAmerica Asset Management, LLC (“SunAmerica”) is contractually obligated to waive a portion of its advisory fee on an annual basis with respect to the Portfolio so that the advisory fee rate payable by the Portfolio to SunAmerica is equal to 0.73% of the Portfolio’s average daily net assets on the first $50 million, 0.68% of the Portfolio’s average daily net assets on the next $200 million and 0.63% of the Portfolio’s average daily net assets over $250 million. SunAmerica may not recoup any advisory fees waived with respect to the Portfolio pursuant to the Advisory Fee Waiver Agreement. This agreement may be modified or discontinued prior to April 30, 2025 only with the approval of the Board of Trustees of SunAmerica Series Trust (the “Trust”), including a majority of the trustees who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.